Investments (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended
	Aug. 09, 2023	Jun. 23, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 06, 2024	Jul. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Shares price per shares					$ 4.13	$ 11.44
Purchase of notes			$ 3,485,424	$ 744,500
A2ZCryptoCap Inc. [Member]
Statement [Line Items]
Shares price per shares		$ 0.10					$ 0.10
Number Of Shares Acquired		80,000
Bottom [Member]
Statement [Line Items]
Variablen Interest Rate			4.45%
Top [Member]
Statement [Line Items]
Variablen Interest Rate			4.00%
Guaranteed Investment Certificate [Member]
Statement [Line Items]
Purchase of notes	$ 744,500		$ 2,985,424
Variablen Interest Rate	2.00%
Gross proceeds Redeemed amount	$ 738,000
Outstanding balance including interest accrued			3,014,276
Accrued interest			28,852
Guaranteed Investment Certificate [Member] | Bank of Montreal [Member]
Statement [Line Items]
Purchase of notes			$ 500,000
Variablen Interest Rate			4.50%
Outstanding balance including interest accrued			$ 501,171
Accrued interest			$ 1,171